Structured entities - Total assets of consolidated structured entities by entity type (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about consolidated structured entities [line items]
Assets	£ 727,330	£ 702,970
Total
Disclosure of information about consolidated structured entities [line items]
Assets	6,457	7,659
Conduits
Disclosure of information about consolidated structured entities [line items]
Assets	1,882	2,809
Securitisations
Disclosure of information about consolidated structured entities [line items]
Assets	168	180
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Assets	4,159	4,272
Other
Disclosure of information about consolidated structured entities [line items]
Assets	£ 248	£ 398